Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure Assets Pledged As Collateral [Abstract]
Chattel mortgages	[1]	kr 7,678	kr 6,333
Bank deposits	[2]	547	604
Marketable securities	[2]	276	289
Total		kr 8,501	kr 7,226

[1]	See also note G1 “Post-employment benefits.”
[2]	As of 2023, “Marketable securities” which was previously disclosed under “Bank deposits” is now presented as a separate line and the comparative year has been adjusted accordingly.